COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Option exercised date	Feb. 07, 2022
Cash underwriting discount | $ / shares	$ 0.20
Underwriting discount	$ 2,645,000
Deferred fee per share | $ / shares	$ 0.35
Deferred fee	$ 4,628,750
Underwriter expenses	$ 150,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of private placement units, net of offering costs | shares	1,725,000
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Advance payment for underwriter expenses	$ 50,000